StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments - 14.3% of NAV	1,2,3,4
Europe - 2.4% of NAV
BC Partners Defender Co-Investment L.P.	*	Private Equity	09/10/2021	$5,632,539
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	5	Real Assets	08/30/2023	12,064,391
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	*,5	Real Assets	04/25/2022	13,422,706
CCP Hermes LP	*,5	Private Equity	11/01/2024	—
Cinven Pegasus Limited Partnership	*	Private Equity	10/02/2024	8,220,953
Enak Aggregator Limited Partnership	*	Private Equity	01/18/2022	3,560,233
Hao Tian Asia Investment Co Ltd. Facility A ($329,870 principal amount, 10.65%, 4/15/2025)	5,6	Private Debt	06/04/2021	329,870
Kindred Capital Co-Invest I LP	*	Private Equity	04/26/2022	11,400,000
KKR Cretaceous Co-Invest L.P.	*	Real Assets	12/08/2022	16,275,231
Palace Co-Invest, SLP	*	Real Assets	08/07/2021	12,844,417
Triton C Investment A L.P.	*	Private Equity	03/29/2022	5,487,011
Total Europe				89,237,351

North America - 11.6% of NAV
AMP-20 Sterling Limited Partnership	*,5	Private Equity	08/02/2023	4,413,203
Ares CARS Co-Invest, L.P.	5	Real Assets	05/26/2022	22,106,836
Ares Insurance Partners, L.P.	*,5	Private Equity	10/17/2024	20,354,829
Ascend SMG Co-Invest 1, L.P.	*	Private Equity	09/25/2023	2,867,337
Birch Grove CLO 10 Ltd. ($18,500,000 principal amount, 01/22/2038)	6,11	Private Debt	11/26/2024	18,532,945
Birch Grove CLO Ltd. ($17,158,750 principal amount, 07/17/2037)	6,11	Private Debt	10/15/2024	12,246,699
BPCP Speedstar Acquisition, LLC (1,900 common shares)	*,6,7	Private Equity	01/20/2021	2,202,215
Buckeye Co-Invest II, LP		Real Assets	07/26/2024	7,606,132
Castlelake Consumer Receivables Opportunity III, L.P.	*,5	Private Debt	06/26/2024	18,330,551
Cendyn Group Holdings LLC (674 preferred shares)	6	Private Equity	10/05/2023	29,295,382
CIFC Funding 2024-V, Ltd. ($22,896,900 principal amount, 01/22/2038)	6,11	Private Debt	12/20/2024	20,003,900
Cinven Discovery Limited Partnership	*	Private Equity	09/22/2022	4,519,874
Columbia Spectrum Partners VI-A, L.P.	*,5	Private Equity	09/10/2024	—
Decisions, LLC (1,718,769 common shares)	*,6,8	Private Equity	12/28/2020	5,785,666
ECP V (California Co-Invest), LP	*,5	Real Assets	08/19/2024	25,840,993
Elk 2 Coinvest I, L.P.	*,5	Private Equity	07/29/2024	—
EQT X Co-Investment (F) SCSp	*	Private Equity	02/09/2024	4,905,214
FH Sunrise Co-Investment I, LP (4,365,458 common shares)	*	Private Equity	05/01/2023	6,373,568
HS Ruby LLC	5	Private Equity	07/25/2024	11,010
Ilumed Parent LLC (3,060 preferred shares)	*,6,7	Private Equity	08/19/2024	22,003,394
IPEX Co-Invest, L.P.	*	Private Equity	02/28/2024	6,950,000
JFL-Rand Co-Invest US Partners, L.P.	*,5	Private Equity	03/10/2023	12,815,920
JFL-Tiger Co-Invest Partners, L.P.	*,5	Private Equity	10/12/2023	6,253,997
KKR Apple Co-Invest L.P.		Real Assets	09/20/2021	7,067,742
KKR Gameday Co-Invest L.P.	*	Private Equity	08/22/2024	25,886,598

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments (continued)
North America (continued)
LJ Perimeter Co-Invest, L.P.	*,5	Private Equity	10/28/2022	$4,826,178
LJ Shield Co-Invest, L.P.	*,5	Private Equity	07/11/2024	21,780,500
MH Fund II Co-Invest, LP	*,5,7	Real Assets	03/23/2021	6,281,423
Mosyle Corporation - Series B-2 (45,010 preferred shares)	*,6	Private Equity	04/21/2022	1,354,977
MPP KKC Holdings, LLC (3,000,000 common shares)	*,6,7	Private Equity	11/10/2021	4,470,000
Novacap TMT VI Co-Investment (Cadenza), L.P.	*	Private Equity	08/22/2023	3,276,052
OSP Co-Invest II, LP - MB series	*,5,7	Private Equity	01/02/2024	9,880,197
Palms Co-Investment Partners, L.P.	*	Private Equity	06/03/2022	5,289,354
Peak Topco, Inc. (20,833 common shares)	*,5,6	Private Equity	08/23/2024	20,833,333
Pegasus Coinvestors, L.P.	5,8	Real Assets	10/05/2021	4,294,165
Providence VIII Tetris Co-Investment-A L.P.	*,5	Private Equity	11/18/2022	5,152,476
RPIII FB Co-Invest LLC	*,8	Private Equity	03/02/2023	5,100,000
Starlight Co-Invest LP	*	Private Equity	10/30/2024	20,000,000
Stripes VI Rainier Co-Invest, LP	*	Private Equity	10/31/2024	25,000,000
THL Fund IX Investors (Beacon), L.P.	*,6	Private Equity	05/05/2021	4,973,276
TPG VIII Merlin CI II, L.P.	5	Private Equity	07/30/2021	2,495,700
WP Irving Co-Invest, L.P.	*	Private Equity	04/11/2022	3,308,892
Total North America				434,690,528
Rest of the World - 0.3% of NAV
BGO Asia III Blossoms Co-Investment LP	*,5,9	Real Assets	10/10/2023	11,557,988
Total Rest of the World				11,557,988
Total Co-Investments (Cost $489,940,638)				535,485,867

Primary Investment Funds - 5.3% of NAV	1,2,3,4
Europe - 0.3% of NAV
Growth Capital Partners Fund V LP	5,10	Private Equity	04/14/2022	9,655,339
Total Europe				9,655,339
North America - 4.8% of NAV
Blue Road Capital PV II, L.P.	*,5	Real Assets	08/27/2024	22,768,050
Carlyle Santiago Aggregator, L.P.	*	Private Debt	08/23/2024	43,975,166
Dunes Point Capital Fund III-A, L.P.	*,5	Private Equity	10/12/2023	23,584,006
HPH III Investments Parallel Fund, LP	*,5	Private Equity	07/16/2024	13,643,471
Imaginary I Opportunity, L.P.	*	Private Equity	04/21/2022	2,010,257
JFL Equity Investors VI, L.P.	5	Private Equity	07/31/2024	14,841,912
OceanSound Partners Fund, LP	*,5,10	Private Equity	02/28/2022	11,452,687
PennantPark Capital Liquidity Solutions, LP	*,5	Private Debt	08/04/2023	18,164,645
Tiger Global Private Investment Partners XV Feeder, L.P.	*,5	Private Equity	03/23/2022	6,854,600
Truelink Capital I-A, L.P.	*,5	Private Equity	04/30/2024	21,707,174
Total North America				179,001,968

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Investment Funds (continued)
Rest of World - 0.2% of NAV
Eve One Fund II L.P.	*,5	Private Equity	03/11/2022	$9,219,093
Total Rest of World				9,219,093
Total Primary Investment Funds (Cost $182,027,920)				197,876,400
Secondary Investment Funds - 79.8% of NAV	1,2,3,4
Europe - 14.4% of NAV
Advent International GPE IX Limited Partnership	*,5,9	Private Equity	09/30/2024	6,511,857
Advent International GPE IX-A SCSp	*,5	Private Equity	09/30/2024	1,927,633
Advent International GPE IX-F Limited Partnership	*,5,10	Private Equity	12/31/2024	2,502,099
Advent International GPE VII-E Limited Partnership	*,5,9	Private Equity	12/31/2021	237,470
Advent International GPE VIII Limited Partnership	*	Private Equity	09/30/2024	1,372,270
Advent International GPE VIII-B Limited Partnership	*,10	Private Equity	12/31/2024	3,751,311
Advent International GPE VIII-H Limited Partnership	*,9	Private Equity	12/31/2021	2,964,773
Advent International GPE X-A SCSp	*,5	Private Equity	09/30/2024	933,862
Ambienta Water Pumps, SCSp	*,5	Private Equity	12/06/2024	26,363,232
Altor Fund IV (No. 1) AB	*,5	Private Equity	12/30/2022	8,954,557
Altor Fund V (No. 1) AB	*,5	Private Equity	12/30/2022	16,440,526
Altor Fund V (No. 2) AB	*,5	Private Equity	06/30/2023	1,791,207
Apax IX USD L.P.	5,9	Private Equity	09/30/2024	2,788,578
Apax X USD L.P.	*,5,9	Private Equity	09/30/2024	3,489,598
ARDIAN Infrastructure Fund IV S.C.A., SICAR	5	Real Assets	10/04/2024	11,887,471
ARDIAN Infrastructure Fund V S.C.A., SICAR	*,5	Real Assets	10/04/2024	10,187,531
Astorg IQ-EQ Fund	*,5	Private Equity	12/31/2021	1,030,119
Astorg V Fund	*	Private Equity	01/11/2021	4,814
BE VI 'B' LP	5	Private Equity	09/30/2024	1,811,849
Bridgepoint Europe V 'A3' LP	*,5	Private Equity	09/30/2024	730,081
Carlyle Europe Technology Partners III, L.P.	*,5	Private Equity	09/30/2024	601,464
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	*,5	Private Equity	09/30/2024	542,405
CVC Capital Partners VIII (A) L.P.	*,5,9	Private Equity	09/30/2024	5,783,230
DFI European Value-Add Fund II	*,5,10	Real Assets	07/12/2021	1,068,116
DIF Core Infrastructure Fund II SCSp	*,5	Real Assets	09/30/2024	11,352,323
DIF Infrastructure VI SCSp	*,5	Real Assets	09/30/2024	10,412,964
Elysium Acquisition LP	*,5	Private Equity	12/09/2024	13,305,647
EQT Infrastructure IV (No.2) EUR SCSp	*,5,10	Real Assets	09/29/2023	8,760,797
EQT Infrastructure IV (No.2) USD SCSp	*,5,10	Real Assets	10/10/2023	73,303,254
EQT Infrastructure V (No.1) EUR SCSp	*,5	Real Assets	07/12/2024	36,221,330
EQT IX (No.2) EUR SCSp	*,5,9	Private Equity	07/06/2022	13,296,468
EQT VIII (No.2) SCSp	*,5,9	Private Equity	07/06/2022	5,222,631
Equistone Partners Europe Fund IV	5	Private Equity	12/31/2020	136,466
EuroStone SRIO II S.C.A.	*,5,10	Real Assets	07/12/2021	155,270
F3 Presto HVD CV Fund AB	*,5	Private Equity	04/12/2024	4,582,404

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
Europe (continued)
Fifth Cinven Fund (No. 1) Limited Partnership	*,10	Private Equity	10/30/2020	$1,611,300
GIP Pegasus Fund, L.P.		Real Assets	08/20/2024	17,326,130
Gyrus 1 LP	*,5	Private Equity	12/09/2024	7,470,063
Harbert European Real Estate Fund III, L.P.	*,5,10	Real Assets	07/12/2021	8,873
IK Small Cap II Fund No.1 SCSP	*,5	Private Equity	12/31/2024	821,348
InfraRed Infrastructure V (1) LP	*,5	Real Assets	06/29/2022	5,667,257
InfraVia European Fund IV FPCI	*,5	Real Assets	10/02/2024	8,682,837
InfraVia European Fund V FPCI	*,5	Real Assets	10/02/2024	11,006,088
Kitty Hawk Capital Partners IV L.P.	*,5,10	Real Assets	07/12/2021	487,298
LQG JV Landmark Portfolio GmbH & Co. KG	*,5,10	Real Assets	07/12/2021	508,588
Macquarie European Infrastructure Fund 4 FPCI	5	Real Assets	04/25/2023	2,122,892
Macquarie European Infrastructure Fund 5 SCSp	5	Real Assets	04/25/2023	18,096,797
Macquarie European Infrastructure Fund 6 SCSp		Real Assets	10/01/2024	18,728,283
MI Continuation Fund A (1,199 shares)	*,5	Private Equity	02/23/2024	8,832,067
NIC Battery Acquisition LP	*,5	Real Assets	10/16/2024	20,017,721
Nordea Private Equity II - European Middle Market Buyout K/S	*,5,12	Private Equity	09/30/2024	57,262
Oakley Capital Guinness B2 SCSp	*,5	Private Equity	06/08/2023	10,517,152
PAI Europe VII, L.P.	*,5,9	Private Equity	09/30/2024	2,528,341
Pan-European Infrastructure II, S.C.S.	*,5	Real Assets	10/03/2024	5,345,779
Pan-European Infrastructure III, SCSp	5	Real Assets	10/03/2024	9,122,531
Permira VI L.P.1	*,5,9	Private Equity	09/30/2024	3,978,162
Permira VII L.P.1	*,5,9	Private Equity	09/30/2024	16,269,394
PSC Accelerator II (A), LP	*,5	Private Equity	11/23/2023	5,297,816
Seventh Cinven Fund (No.1) Limited Partnership	5,9	Private Equity	09/30/2024	4,347,546
Sixth Cinven Fund (No. 3) Limited Partnership	*,5,10	Private Equity	10/30/2020	3,767,381
Strategic Opportunities Fund I GmbH & Co. KG	*,5	Private Equity	02/05/2024	17,435,650
Ufenau Continuation 3, SLP	*,5	Private Equity	04/14/2022	27,960,123
Valar Co-Invest 1 LP		Private Equity	12/29/2020	—
Verdane Edda II (D) AB	*,5	Private Equity	09/30/2024	1,131,409
Verdane Idun I (D) AB	*,5	Private Equity	09/30/2024	710,746
VIP SIV I LP	*,5	Private Equity	05/06/2022	20,129,955
WREP#2 Luxco S.à r.l.	*,10	Real Assets	07/12/2021	394,695
Total Europe				540,807,091
North America - 65.0% of NAV
ABRY Partners VI, L.P.	*,5,10	Private Equity	03/31/2021	8,303
ABRY Senior Equity III, L.P.	*,5,10	Private Equity	03/31/2021	13,972
Accordion DC Holdings, LP	*,19	Private Equity	12/08/2022	7,086,023
AE Industrial Partners Fund II, LP	*,5	Private Equity	12/31/2024	3,186,896
AEA Investors Fund V LP	*,5,9	Private Equity	12/31/2021	182,085
AHP Fund I PV Feeder L.P.	*,5	Private Equity	12/28/2020	2,291,422

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
AHP Fund II PV Feeder L.P.	5	Private Equity	12/28/2020	$8,730,352
AKKR Strategic Capital LP	*,5	Private Equity	10/24/2024	—
Album Ventures MSL-C, LP	*	Private Equity	04/21/2022	4,892,342
Amaranth DC Holdings, LP	*	Private Equity	02/23/2024	32,394,989
Ampersand CF Limited Partnership		Private Equity	11/13/2020	1,635,825
Apollo Investment Fund IX, L.P.	*,5	Private Equity	10/01/2024	1,808,699
Apollo Natural Resources Partners II, L.P.	5,9	Real Assets	04/01/2021	437,238
Apollo Overseas Partners (Delaware 892) VIII, L.P.	5,9	Private Equity	04/01/2021	1,102,931
Apollo Overseas Partners (Lux) IX, SCSp	5,9	Private Equity	10/01/2024	17,812,168
Apollo Overseas Partners IX, L.P.	5,9	Private Equity	01/01/2022	3,191,159
Aquiline Financial Services Continuation Fund L.P.	*,5	Private Equity	05/30/2024	35,308,640
Aquiline Financial Services Fund V L.P.	*,5	Private Equity	05/22/2024	602,558
Ares Pathfinder Fund (Offshore), L.P.	5	Private Debt	04/01/2023	40,292,998
Audax Private Equity Solutions Fund, L.P.	*,5	Private Equity	06/28/2024	2,775,267
Audax Private Equity Fund IV CF, L.P.	*,5	Private Equity	12/24/2020	6,134,696
Audax Private Equity Fund V-B, L.P.	*,5,9	Private Equity	06/28/2024	12,859,309
Audax Private Equity Fund VI-A, L.P.	*,9	Private Equity	06/28/2024	35,305,928
Azimuth Energy Partners III LP	*,12	Private Equity	09/30/2024	224,261
Berkshire Fund IX Coinvestment Fund, L.P.	*,5,10	Private Equity	06/28/2024	17,662,399
Berkshire Fund IX, L.P.	5,7	Private Equity	09/04/2021	3,459,478
Berkshire Fund VIII, L.P.	*,5,7	Private Equity	09/04/2021	928,525
Berkshire Fund X, L.P.	*,5,7	Private Equity	09/04/2021	9,496,047
Blackstone Capital Partners VI L.P.	*,5,9	Private Equity	01/01/2021	519,314
Blue Point Capital Partners III, L.P.	*,5,10	Private Equity	06/30/2022	2,220,011
Blue Point Capital Partners IV, L.P.	*,5,10	Private Equity	06/30/2022	11,481,073
Blue Point Capital Partners V (A), L.P.	*,5	Private Equity	06/30/2022	2,310,170
Brookfield Capital Partners IV (ER) L.P.	5	Private Equity	09/30/2024	1,081,447
Brookfield Infrastructure Fund IV (ER) SCSp	5,9	Real Assets	01/30/2024	3,796,981
BV RN Continuation Fund, L.P.	*,5	Private Equity	10/10/2023	7,251,311
Catterton Partners VII, L.P.	*,5	Private Equity	12/31/2021	2,404,204
CD&R Value Building Partners I, L.P.		Private Equity	12/17/2021	9,395,543
Charlesbank Equity Fund IX, Limited Partnership	5,10	Private Equity	06/28/2024	34,360,760
Charlesbank Equity Fund X, Limited Partnership	*,5,10	Private Equity	06/28/2024	21,146,139
Charlesbank Equity Overage Fund X, Limited Partnership	*,5,10	Private Equity	06/28/2024	2,792,189
Chicago Pacific Founders Fund II-A, L.P.	*,5	Private Equity	06/28/2024	5,212,090
Chicago Pacific Founders Fund, L.P.	*,5,10	Private Equity	06/28/2024	3,540,943
Clayton, Dubilier & Rice Fund X, L.P.	5,9	Private Equity	12/31/2021	4,408,918
Clearlake Capital Partners VI (Offshore), L.P.	*,5	Private Equity	09/29/2022	16,856,953
Clearlake Capital Partners VI, L.P.	*,5	Private Equity	12/30/2022	9,152,548
Clearview Capital Fund II, L.P.	*,10	Private Equity	03/31/2021	7,580
Cortec Group Fund VII, L.P.	*,5,10	Private Equity	12/31/2024	2,647,224

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Cortland Growth and Income, L.P. (16,994 common shares)	13	Real Assets	04/01/2022	$20,254,710
Court Square Capital Partners (Offshore) III, L.P.	5	Private Equity	03/07/2024	14,080,499
Court Square Capital Partners III, L.P.	5,9	Private Equity	03/07/2024	16,624,935
Court Square Capital Partners V, L.P.	*,5	Private Equity	03/07/2024	—
Encore Consumer Capital Fund (PV) IV, LP	5	Private Equity	06/30/2022	1,637,261
Encore Consumer Capital Fund III, LP	*,5,9	Private Equity	06/30/2022	24,176,102
Excellere Capital Fund II, L.P.	5	Private Equity	04/01/2021	1,611,985
FFL Parallel Fund IV, L.P.	*,5,9	Private Equity	01/01/2021	611,804
FineLine CV LP	*,5	Private Equity	11/18/2024	15,474,151
First-Party Time VI LLC	*	Private Equity	07/02/2024	4,785,544
Francisco Partners V, L.P.	*,5,9	Private Equity	10/01/2024	12,675,356
Francisco Partners VI, L.P.	*,5,9	Private Equity	10/01/2024	4,789,000
Franklin BSP Capital Corporation (2,276,656 common shares)		Private Debt	03/31/2022	32,396,817
Fulcrum Capital Partners V, LP	*,5	Private Equity	12/31/2021	1,421,893
Gemspring Capital Goliath Fund, LP	*,5,19	Private Equity	10/30/2024	36,555,855
Genstar Capital Partners IX, L.P.	*,5,9,10	Private Equity	09/30/2024	7,532,007
Genstar Capital Partners X, L.P.	*,5,9	Private Equity	09/30/2024	3,383,965
Genstar IX Opportunities Fund I, L.P.	*,5,9	Private Equity	09/30/2024	1,292,730
Genstar X Opportunities Fund I, L.P.	*,5,9	Private Equity	09/30/2024	935,396
Global Infrastructure Partners II-C, L.P.	5	Real Assets	06/30/2021	2,960,444
Gores Capital Partners III, L.P.	5,9	Private Equity	01/01/2021	78,617
Green Equity Investors CF III-B, L.P.	*,5,9	Private Equity	12/21/2023	575,119
Green Equity Investors IX, L.P.	*,5	Private Equity	06/30/2022	2,936,715
Green Equity Investors Offshore Fund VII, L.P.	*,5	Private Equity	09/30/2022	2,900,996
Green Equity Investors Offshore Fund VIII, L.P.	*,5	Private Equity	09/30/2022	4,285,875
Green Equity Investors Side CF III-B, L.P.	*,5	Private Equity	12/21/2023	3,080,541
Green Equity Investors Side VII, L.P.	*,5	Private Equity	06/30/2023	25,897,585
Green Equity Investors VII, L.P.	*,5,9	Private Equity	06/30/2022	5,406,118
Green Equity Investors VIII, L.P.	*,5,9	Private Equity	06/30/2022	4,987,714
Gridiron Capital Fund II, L.P.	*,5,10	Private Equity	04/01/2021	479,780
Gryphon Partners IV, L.P.	5	Private Equity	12/31/2021	1,258,063
GTCR Fund XII LP	*,5,10	Private Equity	12/31/2024	6,454,922
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	*,5	Real Assets	10/01/2021	6,793,167
Halifax Capital Partners IV, L.P.	*,5,14	Private Equity	06/30/2023	17,480,623
Halifax Capital Partners V, L.P.	5	Private Equity	06/30/2023	340,842
Harvest Partners IX (Parallel), L.P.	*,5	Private Equity	11/01/2022	5,470,865
Harvest Partners VI, L.P.	*,5,8	Private Equity	03/31/2021	1,131,694
Harvest Partners VII (Parallel), L.P.	*,5	Private Equity	11/01/2022	9,204,265
Harvest Partners VII, L.P.	*,5	Private Equity	11/01/2022	17,553,434
Hellman & Friedman Capital Partners IX, L.P.	5,15	Private Equity	06/30/2022	23,795,681
Hellman & Friedman Capital Partners VIII, L.P.	*,5,9	Private Equity	09/30/2024	4,653,443
Hellman & Friedman Capital Partners X, L.P.	5,9	Private Equity	09/30/2024	5,334,377

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Heritage Healthcare Innovation Fund II, LP	*,5	Private Equity	10/17/2024	$15,387,437
Heritage Healthcare Innovation Fund IV, LP	*,5	Private Equity	10/17/2024	821,125
HPH II International FF, LP	*,5	Private Equity	07/12/2021	6,754,466
HS Mohawk Fund I LP	*,5	Private Equity	03/28/2024	19,030,342
Insight Partners Continuation Fund II, L.P.	*,5	Private Equity	03/31/2023	58,120,362
Insight Partners Continuation Fund III, L.P.	*,5	Private Equity	10/08/2024	20,471,782
Integrity Growth Partners Fund II, L.P.	*,5	Private Equity	07/31/2024	1,111,323
Jade Equity Investors Offshore Fund, L.P.	*,5	Private Equity	09/30/2022	2,309,858
JFL-NG Continuation Fund, L.P.	*,5	Private Equity	10/27/2021	4,406,259
Kelso Breathe Investor (DE), L.P.	*,5	Private Equity	02/11/2021	7,785,492
KKR Global Infrastructure Investors III EEA (EUR) SCSp	5,14	Real Assets	04/01/2024	16,186,858
KKR Global Infrastructure Investors IV (EUR) SCSp	5	Real Assets	10/01/2024	20,845,493
KKR Global Infrastructure Investors IV (USD) SCSp	5	Real Assets	07/01/2024	44,959,571
L Catterton VIII Offshore, L.P.	*,5	Private Equity	12/31/2021	977,213
Littlejohn Fund IV-A, L.P.	5,9	Private Equity	12/31/2020	—
LLR Equity Partners III, L.P.	*,5,10	Private Equity	04/02/2021	25,322
Madison Dearborn Capital Partners VIII-C, L.P.	5	Private Equity	03/12/2021	756,209
MAF Investments IV LLC		Private Debt	08/01/2024	12,239,926
Marlin Equity Partners IV, L.P.	*	Private Equity	12/29/2023	2,296,093
Maroon Investors, LP	*,5	Private Equity	07/13/2023	4,563,571
MetLife Investment Private Equity Partners II (Feeder), LP	*,5	Private Equity	06/28/2024	48,988,672
MLC Private Equity Partners Feeder, L.P.	5	Private Equity	03/25/2024	258,249,080
Novacap Financial Services I, L.P.	*,5,12	Private Equity	09/30/2024	269,106
Novacap II, Limited Partnership	*,5,12	Private Equity	09/30/2024	81,708
Novacap Industries III, L.P.	*,5,12	Private Equity	09/30/2024	223,265
Novacap Industries IV, L.P.	5,12	Private Equity	09/30/2024	32,452
Novacap Industries V, L.P.	*,5,12	Private Equity	09/30/2024	339,718
Novacap Technologies III, L.P.	*,5,12	Private Equity	09/30/2024	395
Oak Hill Capital Partners V (Offshore 892), L.P.	5	Private Equity	01/29/2021	3,048,579
Oak Hill Capital Partners V (Offshore), L.P.	5	Private Equity	07/06/2023	34,183,198
Oak Hill Capital Partners VI (TE 892), L.P.	*,5	Private Equity	07/06/2023	7,096,203
Oak Hill Digital Opportunities Partners (TE 892), L.P.	*,5	Real Assets	07/19/2024	17,823,911
Octagon StepStone CLO Fund, LTD. (50,000 common shares)	*,19	Private Debt	02/07/2023	63,985,463
Odyssey Investment Partners Fund IV, LP	*,5	Private Equity	04/01/2021	231,529
OHCP V GA COI, L.P.	*	Private Equity	12/16/2020	4,407,341
Olympus Growth Fund VII, L.P.	*,5,9	Private Equity	07/31/2024	36,738,609
Paddington Partners, L.P.	*,5	Private Equity	01/10/2024	120,500,213
Pamlico Capital IV, L.P.	*,5,10	Private Equity	12/31/2024	5,298,838
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	*,5	Private Equity	03/27/2024	694,660
Patriot SPV, L.P.		Private Equity	03/18/2021	—
Pegasus WSJLL Fund, L.P.	*,5	Private Equity	12/14/2021	15,273,232

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Pine Brook Capital Partners II, L.P.	5,9	Private Equity	12/31/2020	$1,577,963
Platinum Equity Capital Partners IV, L.P.	*,5,9	Private Equity	09/30/2024	14,644,824
Platinum Equity Capital Partners V, L.P.	*,5,9	Private Equity	09/30/2024	25,003,126
PlayCore CV, L.P.	*,5	Private Equity	11/21/2024	7,135,522
Poplar DC Holdings, LP	*	Private Equity	07/01/2024	23,000,000
Providence Cameron (ATG) Co-Investment L.P.	*,5	Private Equity	09/11/2024	26,371,406
Providence Cameron (MO) Co-Investment L.P.	*,5	Private Equity	09/11/2024	22,169,310
Providence Cameron (W) Co-Investment L.P.	*	Private Equity	09/11/2024	45,327,662
Providence Equity Partners IX-A S.C.Sp.	5	Private Equity	09/11/2024	19,060,596
PTEV, L.P.	5,7	Private Equity	12/30/2021	1,764,801
Redpoint Omega III, L.P.	*	Private Equity	12/31/2024	3,206,588
Riverside Capital Appreciation Fund VI, L.P.	*,5	Private Equity	12/31/2021	2,315,243
Riverside Micro-Cap Fund IV B A, L.P.	*,5	Private Equity	12/31/2021	2,829,226
Riverside Micro-Cap Fund IV-A, L.P.	*,5	Private Equity	12/31/2021	10,542,435
Rocket Fuel III LLC	*	Private Equity	07/02/2024	4,238,825
Roark Capital Partners CF LP	5	Private Equity	08/26/2022	26,289,173
Saw Mill Capital Investors, L.P.	*,5,8	Private Equity	04/09/2021	31,724
SBJ Fund, LP	*,5,10	Private Equity	07/31/2023	1,231,365
Sea Change IV LLC	*	Private Equity	07/02/2024	628,524
Sentinel MCA AV, L.P.	*,5	Private Equity	10/13/2023	8,105,675
SkyKnight Capital II CV B, L.P.	*,5,19	Private Equity	10/29/2024	84,121,116
SPC Partners IV, L.P.	*,5,10	Private Equity	03/31/2021	760,547
SPC Partners V, L.P.	5,9	Private Equity	12/31/2020	155,135
Sterling Investment Partners III, L.P.	5,9	Private Equity	01/01/2021	622,142
Stonepeak Infrastructure Fund III LP	5,10	Real Assets	09/29/2023	6,581,798
Strategic Value SH 130-A, L.P.	*,5	Real Assets	12/13/2024	29,568,709
Stripes Continuation Feeder Fund, LP	*,5	Private Equity	10/29/2021	1,889,345
Summit Partners Growth Equity Fund IX-B, L.P.	*,5	Private Equity	09/30/2024	2,722,707
Summit Partners Growth Equity Fund X-B, L.P.	*,5	Private Equity	09/30/2024	2,466,728
Summit Partners Growth Equity Fund XI-B, L.P.	*,5	Private Equity	09/30/2024	856,708
TA Atlantic and Pacific VII-B L.P.	5,9	Private Equity	12/31/2020	1,564,561
Tailwind Capital Partners II (Cayman) L.P.	*,5	Private Equity	12/31/2020	330,387
The Resolute III Continuation Fund, L.P.	*,5	Private Equity	09/27/2024	123,193,167
THL HT Parallel SPV, L.P.	*,5	Private Equity	11/30/2020	4,724,536
Thoma Bravo Fund XI-A, L.P.	5	Private Equity	01/01/2022	2,399,268
Thoma Bravo Fund XIII, L.P.	*,5,9	Private Equity	09/30/2024	6,081,190
Thoma Bravo Fund XIV, L.P.	5,9	Private Equity	09/30/2024	17,281,676
Thoma Bravo Fund XV, L.P.	*,5,9	Private Equity	09/30/2024	4,771,795
Thoma Bravo Special Opportunities Fund II-A, L.P.	*,5	Private Equity	01/01/2022	2,150,185
TowerBrook Investors III Trust	*	Private Equity	12/31/2020	11,299
TPG Growth II, L.P.	*,5,10	Private Equity	04/09/2021	111,337

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
TPG Partners VII, L.P.	*,5	Private Equity	01/05/2023	$19,120,416
TPG Partners VIII, L.P.	5,16	Private Equity	06/30/2022	74,296,298
Trident VIII, L.P.	*,5	Private Equity	12/30/2022	8,464,173
Trinitas Capital Management, LLC	9	Private Debt	03/15/2024	32,142,458
Trinity Hunt Partners CF, L.P.	*,5	Private Equity	10/14/2022	23,341,180
Trinity Hunt Partners V, L.P.	*,5	Private Equity	09/30/2024	576,541
Trive Capital Fund I (Offshore) LP	*,5	Private Equity	12/31/2021	190,765
Trive Capital Fund II (Offshore) LP	*,5	Private Equity	12/31/2021	1,451,609
Trive Capital Fund III LP	*,5,8	Private Equity	12/31/2021	9,189,351
Trive Capital Fund III-A LP	*,5	Private Equity	12/31/2021	2,645,142
Trive Capital Fund IV-A LP	*,5	Private Equity	12/31/2021	991,806
Trive Structured Capital Fund I-A LP	5	Private Equity	12/31/2021	4,394,328
Trivest Discovery Fund II-A, L.P.	*,5	Private Equity	10/01/2024	587,646
Trivest Discovery Fund, L.P.	*	Private Equity	10/01/2024	549,099
Trivest Fund V, L.P.	*,5	Private Equity	10/01/2024	249,934
Trivest Fund VI, L.P.	*,5	Private Equity	10/01/2024	612,386
Trivest Fund VII-A, L.P.	*,5	Private Equity	10/01/2024	687,528
Trivest Growth Investment Fund II, L.P.	*,5	Private Equity	10/01/2024	867,948
Trivest Growth Investment Fund, L.P.	*,5	Private Equity	10/01/2024	548,488
Trivest Recognition Fund-A, L.P.	*,5	Private Equity	10/01/2024	412,453
TriWest Capital Partners III, L.P.	*,5,12	Private Equity	09/30/2024	137,826
TriWest Capital Partners IV, L.P.	5,12	Private Equity	09/30/2024	104,506
TriWest Capital Partners V, L.P.	*,5,12	Private Equity	09/30/2024	640,582
TSCP CV II, L.P.	*,5	Private Equity	09/08/2024	32,212,580
Vector Capital V, L.P.	*,5	Private Equity	12/31/2021	6,912,784
Vestar Capital Partners Rainforest, L.P.	*,5	Private Equity	04/09/2024	18,919,667
Vista Equity Endeavor Fund I-A, L.P.	*,5	Private Equity	01/01/2022	1,297,455
Warburg Pincus Global Growth-E, L.P.	*,5	Private Equity	09/30/2024	2,581,166
Warburg Pincus Jovian GG, L.P.	*,5	Private Equity	12/17/2024	152,414
Warburg Pincus Private Equity XII-D, L.P.	*,9	Private Equity	09/30/2024	1,595,915
Water Street Healthcare Partners II, L.P.	*,5	Private Equity	04/01/2021	20,228
Webster Equity Partners III-A, L.P.	*,5	Private Equity	04/29/2021	5,719,283
Webster Equity Partners III-B, L.P.	*	Private Equity	01/17/2024	1,142,187
WEP Terra Fund, L.P.	*,5	Private Equity	10/23/2024	5,833,196
West Street Real Estate Secondary Partners B, L.P.	*,5,7	Real Assets	12/10/2021	4,009,394
WestCap Strategic Operator Offshore Feeder, L.P.	*	Private Equity	04/13/2022	5,325,223
WestCap Strategic Operator US Feeder Fund, L.P.	*,10	Private Equity	04/13/2022	13,596,234
Westview Capital Partners III, L.P.	*,5,9	Private Equity	12/31/2021	1,698,133
XPV Water Extended Value Fund LP	*,5	Private Equity	10/03/2022	16,001,708
Total North America				2,437,284,026

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
Rest of World - 0.4% of NAV
Bain Capital Asia Fund IV, L.P.	*,5,10	Private Equity	12/31/2024	$982,211
Carlyle MENA Partners, L.P. and Parallel Vehicles	*,5,9	Private Equity	01/01/2021	287,271
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	5,9	Private Equity	01/01/2021	—
NewQuest Asia Fund IV HH, L.P.	*,5	Private Equity	04/25/2022	8,549,327
Pacific Equity Partners Fund VI, L.P.	*,5	Private Equity	12/31/2024	1,790,734
Vertex IV CF L.P.	*,5	Private Equity	01/04/2022	2,544,092
Total Rest of World				14,153,635
Total Secondary Investment Funds (Cost $2,653,811,820)				2,992,244,752

Short-Term Investments - 0.4% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.38% (18,241,852 shares)	17, 18			18,241,852
Total Short-Term Investments (Cost $18,241,852)				18,241,852
Total Investments - 99.8% of NAV (Cost $3,344,022,230)				$3,743,848,871
Other assets in excess of liabilities - 0.2% of NAV				7,243,963
Net Assets - 100.0% of NAV				$3,751,092,834

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager.
2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.

StepStone Private Markets

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $3,725,607,019, or 99.4% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $3,561,113, $11,963,802, $10,890,537, $40,078, $8,785,505, $2,875,802, $364,325, $15,125,016, $14,300,000, $9,370,425, $4,912,115, $4,511,587, $21,517,786, $19,186,112, $2,562,567, $18,500,000, $11,959,132, $1,367,940, $7,450,217, $17,873,613, $29,304,813, $20,003,900, $2,571,723, $0, $2,700,000, $26,152,225, $0, $4,938,839, $4,365,458, $185,713, $22,006,789, $5,000,000, $6,225,157, $4,171,578, $5,173,770, $25,886,598, $4,834,380, $17,357,826, $6,399,778, $1,083,980, $3,000,000, $3,293,566, $10,010,000, $4,675,809, $20,833,333, $3,686,738, $3,870,782, $5,000,000, $20,056,257, $25,057,693, $2,488,783, $182,793, $1,691,458, $10,613,227, $7,138,157, $18,457,479, $45,000,000, $22,335,871, $11,177,752, $3,000,000, $12,404,748, $8,252,613, $17,500,000, $9,583,794, $18,977,506, $8,200,000, $6,147,118, $1,796,967, $2,121,254, $738,370, $1,158,730, $3,436,176, $3,380,794, $860,513, $27,233,772, $9,186,760, $15,916,024, $1,767,240, $2,620,632, $3,417,865, $12,601,634, $10,044,076, $517,283, $0, $1,678,364, $555,881, $794,361, $508,645, $5,495,623, $1,579,371, $11,598,970, $10,082,846, $13,569,905, $7,197,804, $55,009,638, $35,231,178, $13,150,939, $6,227,159, $249,225, $65,596, $4,693,765, $1,073,632, $19,691,104, $7,119,947, $0, $590,311, $5,000,201, $8,887,738, $11,027,060, $361,212, $932,694, $192,206, $17,342,063, $19,651,619, $9,025,924, $16,094,456, $62,211, $7,322,217, $2,350,078, $5,301,131, $9,522,989, $4,526,697, $14,956,880, $4,304,861, $4,109,313, $2,692,940, $13,788,238, $21,071,998, $0, $983,785, $757,201, $12,525,533, $132,673, $99,997, $55,651, $5,180,952, $1,982,063, $0, $2,757,665, $8,553,394, $0, $3,916,008, $28,759,373, $798,017, $1,856,230, $392,540, $1,508,459, $15,626,517, $2,362,910, $25,246,241, $570,591, $36,470,268, $2,569,600, $4,893,596, $12,602,814, $37,868,489, $207,399, $14,040,275, $2,940,857, $2,244,941, $9,319,608, $536,357, $2,083,864, $9,816,512, $2,544,136, $796,353, $3,584,169, $3,636,559, $5,108,077, $8,174,196, $32,408,038, $20,846,576, $3,278,924, $3,224,368, $3,489,727, $4,412,429, $14,557,501, $7,600,446, $786,788, $2,460,502, $30,093,775, $11,876,945, $14,002,920, $0, $1,486,238, $17,172,057, $3,839,104, $600,594, $12,982,812, $3,526,348, $10,637,465, $4,076,879, $31,000,000, $1,661,734, $37,726,285, $6,011,717, $2,974,293, $1,151,053, $802,757, $8,573,383, $2,701, $862,065, $2,568,294, $4,678,530, $3,171,357, $4,598,073, $33,416,458, $9,065,098, $3,625,000, $538,422, $1,292,533, $5,273,826, $7,300,526, $14,475,887, $221,224, $5,928,920, $1,667,265, $9,112,848, $17,381,383, $19,585,084, $4,380,754, $4,854,703, $12,989,297, $893,577, $4,575,717, $13,257,112, $40,612,500, $17,380,770, $962,450, $1,769,616, $2,398,835, $3,426,849, $15,996,057, $20,546,460, $40,123,942, $1,119,547, $4,566, $301,587, $729,216, $12,360,469, $2,935,674, $4,059,095, $38,884,724, $206,347,929, $226,902, $75,537, $161,340, $42,544, $292,000, $0, $2,217,101, $26,789,191, $6,487,384, $18,257,433, $50,000,000, $1, $2,468,970, $33,173,151, $98,828,911, $4,272,020, $925,834, $0, $13,108,939, $1,138,711, $14,581,142, $23,956,491, $7,049,023, $23,000,000, $21,495,605, $18,987,423, $42,874,390, $18,772,907, $1,559,649, $2,796,556, $1,913,043, $1,939,186, $10,976,669, $3,512,308, $16,854,407, $0, $1,328,784, $476,794, $7,627,875, $76,588,532, $1,227,436, $166,961, $631,707, $6,165,057, $28,305,771, $2,906,753, $2,114,102, $2,060,226, $772,599, $272,871, $745,128, $104,147,339, $2,360,073, $4,170,189, $5,762,257, $14,989,664, $4,047,276, $1,848,759, $107,310, $154,383, $15,185,204, $58,277,449, $6,164,086, $33,800,000, $22,578,561, $646,353, $139,258, $658,404, $6,200,679, $1,837,177, $720,543, $3,828,217, $515,314, $435,349, $183,163, $496,891, $633,161, $712,132, $434,865, $379,588, $97,689, $106,058, $574,947, $32,869,109, $4,794,923, $14,239,935, $730,038, $1,883,506, $148,859, $1,299,946, $553,537, $3,904,419, $572,680, $5,944,316, $4,808,755, $7,117,427, $16,200,836, $2,303,977, $11,139,095, $720,442, $40,494, $229,532, $8,136,849, $1,523,917 and $2,254,860, respectively, totaling $3,325,780,378.

5	Investment has been committed to but has not been fully funded.
6	The fair value of the investment was determined using significant unobservable inputs. Furthermore, the fair value of any Secondary Investment Fund, Primary Investment Fund, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates). Please see the notes to the consolidated financial statements for further details regarding the valuation policy of the Fund.
7	Security is held by SPRIM LLC - Series A.
8	Security is held by SPRIM LLC - Series B.
9	Security is held by SPRIM Cayman II LLC.
10	Security is held by SPRIM Cayman LLC.
11	A collateralized loan obligation is structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Certain tranches are entitled to principal and accrued interest only at maturity or upon specified call dates. Each tranche carries a different interest rate, which may be fixed or floating.
12	Security is held by SPRIM Blue Jay Investco ULC
13	Investment offers quarterly redemptions with a one quarter notice period.
14	A portion of the security is held by SPRIM Cayman II LLC
15	A portion of the security is held by SPRIM Cayman LLC and SPRIM Cayman II LLC
16	A portion of the security is held by SPRIM Cayman LLC, SPRIM Cayman II LLC and SPRIM LLC - Series B.
17	The audited financial statements of the fund can be found at sec.gov.
18	The rate reported is the 7-day effective yield at the period end.
19	Represents a controlled affiliate security.